Senior Notes Payable (Details) - Schedule of senior notes payable, net (Parentheticals)	12 Months Ended
Dec. 31, 2020
7.50% Senior notes due May 31, 2027 [Member]
Debt Instrument [Line Items]
Interest rate	7.50%
Maturity date	May 31, 2027
7.25% Senior notes due December 31, 2027 [Member]
Debt Instrument [Line Items]
Interest rate	7.25%
Maturity date	Dec. 31, 2027
7.375% Senior notes due May 31, 2023 [Member]
Debt Instrument [Line Items]
Interest rate	7.375%
Maturity date	May 31, 2023
6.875% Senior notes due September 30, 2023 [Member]
Debt Instrument [Line Items]
Interest rate	6.875%
Maturity date	Sep. 30, 2023
6.75% Senior notes due May 31, 2024 [Member]
Debt Instrument [Line Items]
Interest rate	6.75%
Maturity date	May 31, 2024
6.50% Senior notes due September 30, 2026 [Member]
Debt Instrument [Line Items]
Interest rate	6.50%
Maturity date	Sep. 30, 2026
6.375% Senior notes due February 28, 2025 [Member]
Debt Instrument [Line Items]
Interest rate	6.375%
Maturity date	Feb. 28, 2025